Supplement dated July 21, 2006 to the Statement of Additional Information -
    Part II for IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II and Loomis Sayles Funds II dated February 1, 2006, as may be revised and supplemented from time to time

Effective May 1, 2006, Russell L. Kane succeeded Kristen S. Vigneaux as the Chief Compliance Officer for Mutual Funds. Accordingly, the table following the second paragraph in the section "Management of the Trust" is revised to delete all references to Kristen S. Vigneaux and to add the following:

--------------------------------------------------------------------------------------------------------------------------
Officers of the Trusts
--------------------------------------------------------------------------------------------------------------------------
Name and Date of Birth      Position(s) Held   Term of Office and   Principal Occupation(s) During Past 5 Years
                            with the Trust     Length of Time
                                               Served
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Russell L. Kane             Chief Compliance   Chief Compliance     Chief Compliance Officer for Mutual Funds, Vice
(7/23/69)                       Officer;       Officer, since May   President, Associate General Counsel, Assistant
                                Assistant      2006; Assistant      Secretary and Assistant Clerk, IXIS Asset Management
                                Secretary      Secretary since      Distributors, L.P. and IXIS Asset Management Advisors,
                                               June 2004            L.P.; Vice President, Associate General Counsel,
                                                                    Assistant Secretary and Assistant Clerk, IXIS Asset
                                                                    Management Distribution Corporation; formerly, Senior
                                                                    Counsel, Columbia Management Group.
--------------------------------------------------------------------------------------------------------------------------

Effective July 1, 2006, Edward A. Benjamin became Chairman of the Contract Review and Governance Committee (the "Committee") succeeding Kenneth J. Cowan, who remains as a member of the Committee. Accordingly, the table after paragraph two in the section "Management of the Trusts" and the listing of committee membership of the Trustees after paragraph three in the sub-section "Standing Board Committees" are revised as follows with regard to Messrs. Benjamin and
Cowan:

----------------------------------------------------------------------------------------------------------------------------
Name and Date of Birth           Position(s) Held with the      Principal Occupation(s)     Number of Portfolios in Fund
                                 Trust, Length of Time          During Past 5 Years**       Complex Overseen***
                                 Served and Term of Office*                                 and Other Directorships Held
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
Edward A. Benjamin (5/30/38)      Trustee since 2003 for IXIS   Retired                                   38
                                  Advisor Funds Trust I, IXIS
                                 Advisor Funds Trust II, IXIS                                 Director, Precision Optics
                                  Advisor Funds Trust III and                                     Corporation (optics
                                  IXIS Advisor Funds Trust IV                                        manufacturer)

                                   Chairman of the Contract
                                     Review and Governance
                                           Committee
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Name and Date of Birth           Position(s) Held with the      Principal Occupation(s)     Number of Portfolios in Fund
                                 Trusts, Length of Time         During Past 5 Years**       Complex Overseen***
                                 Served and Term of Office*                                 and Other Directorships Held
----------------------------------------------------------------------------------------------------------------------------
Kenneth J. Cowan (4/5/32)         Trustee since 1993 for IXIS   Retired                                   38
                                 Advisor Funds Trust I; since
                                  1975 for IXIS Advisor Funds                                            None
                                   Trust II; since 1995 for
                                   IXIS Advisor Funds Trust
                                 III; and since 2000 for IXIS
                                    Advisor Funds Trust IV

                                      Contract Review and
                                  Governance Committee Member

                                   (formerly, Co-Chairman of
                                   the Board, August 2004 -
                                        November 2005)
----------------------------------------------------------------------------------------------------------------------------

The current membership of each committee is as follows:

       Audit Committee                  Contract Review and Governance Committee

       Daniel M. Cain - Chairman        Edward A. Benjamin- Chairman
       John A. Shane                    Graham T. Allison, Jr.
       Cynthia L. Walker                Charles D. Baker
                                        Paul G. Chenault
                                        Kenneth J. Cowan
                                        Richard Darman

As chairperson of the Board of Trustees, Ms. Moose is an ex officio member of both Committees.

                                                                     SP308-0606R

       Supplement dated July 21, 2006 to the Loomis Sayles Retail Funds,
Loomis Sayles Institutional Funds, Loomis Sayles High Income Opportunities Fund,
  Loomis Sayles Securitized Asset Fund and Loomis Sayles Investment Grade Bond
             Fund Class J Statements of Additional Information each
                         dated February 1, 2006, as may
                  be revised and supplemented from time to time

Effective May 1, 2006, Russell L. Kane succeeded Kristen S. Vigneaux as the Chief Compliance Officer for Mutual Funds. Accordingly, the table following the second paragraph in the section "Management of the Trust" is revised to delete all references to Kristen S. Vigneaux and to add the following:

----------------------------------------------------------------------------------------------------------------------------
Officers of the Trusts
----------------------------------------------------------------------------------------------------------------------------
Name and Date of Birth      Position(s) Held   Term of Office and   Principal Occupation(s) During Past 5 Years
                            with the Trust     Length of Time
                                               Served
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Russell L. Kane             Chief Compliance   Chief Compliance     Chief Compliance Officer for Mutual Funds, Vice
(7/23/69)                       Officer;       Officer, since May   President, Associate General Counsel, Assistant
                                Assistant      2006; Assistant      Secretary and Assistant Clerk, IXIS Asset Management
                                Secretary      Secretary since      Distributors, L.P. and IXIS Asset Management Advisors,
                                               June 2004            L.P.; Vice President, Associate General Counsel,
                                                                    Assistant Secretary and Assistant Clerk, IXIS Asset
                                                                    Management Distribution Corporation; formerly, Senior
                                                                    Counsel, Columbia Management Group.
----------------------------------------------------------------------------------------------------------------------------

Effective July 1, 2006, Edward A. Benjamin became Chairman of the Contract Review and Governance Committee (the "Committee") succeeding Kenneth J. Cowan, who remains as a member of the Committee. Accordingly, the table after paragraph two in the section "Management of the Trusts" and the listing of committee membership of the Trustees after paragraph three in the sub-section "Standing Board Committees" are revised as follows with regard to Messrs. Benjamin and
Cowan:

----------------------------------------------------------------------------------------------------------------------------
Name and Date of Birth           Position(s) Held with the     Principal Occupation(s)     Number of Portfolios in Fund
                                 Trusts, Length of Time        During Past 5 Years**       Complex Overseen***
                                 Served and Term of Office*                                and Other Directorships Held
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
Edward A. Benjamin (5/30/38)     Trustee since 2003 for IXIS   Retired                                    38
                                 Advisor Funds Trust I, IXIS
                                   Advisor Funds Trust II,                                    Director, Precision Optics
                                   IXIS Advisor Funds Trust                                      Corporation (optics
                                  III and IXIS Advisor Funds                                        manufacturer)
                                           Trust IV

                                   Chairman of the Contract
                                    Review and Governance
                                          Committee
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Name and Date of Birth           Position(s) Held with the     Principal Occupation(s)     Number of Portfolios in Fund
                                 Trusts, Length of Time        During Past 5 Years**       Complex Overseen***
                                 Served and Term of Office*                                 and Other Directorships Held
----------------------------------------------------------------------------------------------------------------------------

Kenneth J. Cowan (4/5/32)        Trustee since 1993 for IXIS   Retired                                    38
                                    Advisor Funds Trust I;
                                 since 1975 for IXIS Advisor                                             None
                                  Funds Trust II; since 1995
                                    for IXIS Advisor Funds
                                  Trust III; and since 2000
                                    for IXIS Advisor Funds
                                           Trust IV

                                     Contract Review and
                                 Governance Committee Member

                                  (formerly, Co-Chairman of
                                   the Board, August 2004 -
                                        November 2005)
----------------------------------------------------------------------------------------------------------------------------

The current membership of each committee is as follows:

       Audit Committee                  Contract Review and Governance Committee

       Daniel M. Cain - Chairman        Edward A. Benjamin- Chairman
       John A. Shane                    Graham T. Allison, Jr.
       Cynthia L. Walker                Charles D. Baker
                                        Paul G. Chenault
                                        Kenneth J. Cowan
                                        Richard Darman

As chairperson of the Board of Trustees, Ms. Moose is an ex officio member of both Committees.

                                                                  M-LSSP59-0606R